UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Institutional Investment Manager Filing this Report:

Name:	RS Value Group LLC
Address:	388 Market Street, Ste. 200
	San Francisco, CA  94111

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	George Randall Hecht
Title:	CEO
Phone:	(415) 591-2700
Signature, Place, and Date of Signing:

	G. Randall Hecht	San Francisco, CA	September 30, 2000

Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	47

Form 13F Information Table Value Total:	109,116

ISSUER          	      CLASS      CUSIP      VALUE      SHS    INVEST   VOTG
                                     			 (X1000)  DISCRET  AUTH
Abgenix, Inc.               com   00339B107   11,354   140,500  sole    sole
Activision, Inc.            com   004930202    8,277   551,800  sole    sole
Adam Communication Inc.     com   00547M101      458   122,100  sole    sole
Aegis Communications group  com   00760b105      105   102,000  sole    sole
Argonaut Technologies Inc   com   040175101    5,692   408,861  sole    sole
Blue Rhino Corporation      com   095811105      255    65,700  sole    sole
Brascan Corp.               com   10549p606    2,004   480,000  sole    sole
Brookfield Properties       com   112900105    7,190 2,654,298  sole    sole
Canadian Occidental Petro   com   136420106      150 2,354,888  sole    sole
Caremark RX, Inc.           com   141705103    2,509   223,000  sole    sole
China Yuchai International  com   G21082105      573   458,000  sole    sole
Domtar Inc.                 com   25756100       686   649,000  sole    sole
E-Loan, Inc.                com   26861P107    3,917   935,500  sole    sole
Fresh Del Monte Produce In  ord   g36738105    2,416   368,200  sole    sole
Global Vacation Group, Inc  com   37937F106      109    35,000  sole    sole
Gymboree Corporation        com   403777105    2,449   450,400  sole    sole
Healthgrades.com            com   42222R104      375   300,000  sole    sole
Home Security Internationa  com   437333107      240   767,100  sole    sole
IAsiaWorks                  com   45072l101      500    50,000  sole    sole
Inco Ltd                    com   453258902      643    63,291  sole    sole
Interlinq Software Corpora  com   458753100      817   251,400  sole    sole
Intervisual Books, Inc.     com   460918105      106    58,683  sole    sole
Ipsco                       com   462622101      572    85,974  sole    sole
Juno Lightning              com   482047206    1,514   278,500  sole    sole
Magna Entertainment         com   559211107       66   456,789  sole    sole
Metromedia International G  com   591695101    1,498   400,550  sole    sole
MicroStrategy Incorporated  com   594972101    1,366    50,000  sole    sole
MPSI Systems, Inc.          com   553412206      409   225,838  sole    sole
NetValue Holdings Inc       com   64120C104    1,078   676,374  sole    sole
New Era of Networks, Inc.   com   644312100    1,545    63,500  sole    sole
Opta Food Ingredients       com   68381n105      813   382,700  sole    sole
Persistence Software Inc.   com   715329108      898    82,100  sole    sole
Petro-Canada                com   71644106       935   987,654  sole    sole
PYR Energy Corporation      com   693677106    1,509   262,500  sole    sole
Quokka Sports Inc.          com   749077103    2,961   746,200  sole    sole
Sentex Sensing Technology   com   817268105      133 1,023,336  sole    sole
Sirius Satellite Radio, In  com   82966u103   14,609   276,300  sole    sole
Sonus Corp.                 com   835691106    4,431 1,107,800  sole    sole
Streamline.com Inc.         com   863239109      206   411,400  sole    sole
Syntroleum Corp             com   871630109    4,896   240,300  sole    sole
Talisman                    com   87425103     4,372   123,654  sole    sole
Universal Access Inc.       com   913363107    1,469   125,000  sole    sole
Ventro Corporation          com   922815105      419    38,100  sole    sole
V-One Corporation           com   918278102      746   314,020  sole    sole
Wind River Systems          com   973149107    2,277    47,500  sole    sole
Worldport Communications I  com   98155j105    8,568 1,192,000  sole    sole
Zimasco Consolidated Ent.   com   999156000    1,000   400,020  sole    sole